Current and Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current and Deferred Income Tax and Social Contribution
Loss before income tax and social contribution	R$ (119,705)	R$ (105,687)	R$ (155,843)
Nominal statutory rate of income tax and social contribution	34.00%	34.00%	34.00%
IRPJ and CSLL calculated at the nominal rates	R$ 40,700	R$ 35,934	R$ 52,987
Share of loss equity-accounted investees	(6,343)	(1,534)	0
Permanent additions	1,981	(8,292)	(7,265)
Additional IRPJ	0	0	24
Difference in presumed profit rate of subsidiary	362	3,617	0
Tax Contingencies IRPJ and CSLL	27	23,703	0
Impairment write-off on tax loss carryforward	0	(2,314)	(8,657)
Total IRPJ and CSLL	36,727	51,114	37,089
Current IRPJ and CSLL in the result	331	10,668	(11,297)
Deferred IRPJ and CSLL in the result	36,396	40,446	48,386
Income tax and social contribution	R$ 36,727	R$ 51,114	R$ 37,089
Effective tax rate of Income and social contribution tax benefit	31.00%	48.00%	24.00%